INSTITUTIONAL GOVERNMENT PORTFOLIO

                          INSTITUTIONAL CASH PORTFOLIO

                        INSTITUTIONAL TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------

                                 ANNUAL REPORT

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------


Board of Directors
DAVID S. LEE^(1)                   Chairman of the Board; Managing Director, Scudder, Stevens
                                   & Clark, Inc.

EDGAR R. FIEDLER^(1)^(2)^(3)        Vice President and Economic Counsellor, The Conference Board;
                                   formerly Assistant Secretary of the Treasury for Economic Policy

PETER B. FREEMAN^(2)^(3)            Corporate Director and Trustee

ROBERT W. LEAR^(2)^(3)              Executive-in-Residence and Visiting Professor, Columbia
                                   University Graduate School of Business; Director or Trustee,
                                   Various Organizations

DANIEL PIERCE^(1)                   President; Chairman of the Board, Scudder, Stevens & Clark, Inc.

                                   ^(1)Member of Executive Committee
                                   ^(2)Member of Nominating Committee
                                   ^(3)Member of Audit Committee

--------------------------------------------------------------------------------
Officers

DAVID S. LEE                       Chairman of the Board

DANIEL PIERCE                      President

STEPHEN L. AKERS                   Vice President

K. SUE COTE                        Vice President

CAROL L. FRANKLIN                  Vice President

JERARD K. HARTMAN                  Vice President

KATHRYN L. QUIRK                   Vice President

THOMAS W. JOSEPH                   Vice President and Assistant Secretary

THOMAS F. McDONOUGH                Vice President and Secretary

PAMELA A. McGRATH                  Vice President and Treasurer

Dear Shareholder:

Operated exclusively for institutions and their clients, Scudder Institutional Fund, Inc., which includes Institutional Government Portfolio, Institutional Cash Portfolio, and Institutional Tax-Free Portfolio, provided competitive investment results in 1996. These three money market portfolios seek to provide high levels of current income while preserving capital and maintaining liquidity.

All three portfolios seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each portfolio will maintain stable net asset values.) The Institutional Tax-Free Portfolio seeks to provide income exempt from Federal income tax.

Total net assets for Institutional Government Portfolio, Institutional Cash Portfolio, and Institutional Tax-Free Portfolio were $423 million on December 31, compared with $408 million at the start of the year, which does not include the assets of Institutional Federal Portfolio. Institutional Federal Portfolio ceased operations on September 30, 1996. A table showing dividend payments and other financial information for the twelve months ended December 31, 1996, as well as the last five years ended December 31 for each portfolio is on page 16. In addition, please see the following pages for financial statements for the year ended December 31, 1996, as well as a list of each portfolio's investments.

If you have any questions concerning the Scudder Institutional Fund, Inc., please call toll free (800) 854-8525.

                                                                 /s/David S. Lee
                                                                    David S. Lee
                                                                        Chairman

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                              GOVERNMENT PORTFOLIO

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                ----------      -------------      -------------
REPURCHASE AGREEMENTS - 9.1%
Repurchase Agreement with State Street Bank dated
   12/31/96 at 6.0% (proceeds at maturity $4,304,434)
   collateralized by a $4,055,000 U.S. Treasury Bond,
   7.125%, 2/15/23, (Cost $4,303,000) (note 3) ................    1/2/97       $   4,303,000      $   4,303,000
                                                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 91.1%
Federal Home Loan Bank Discount Note ..........................   1/16/97           4,500,000          4,490,213
Federal Home Loan Bank Discount Note ..........................   1/17/97           4,000,000          3,990,738
Federal Home Loan Bank Discount Note ..........................   4/24/97           2,500,000          2,458,959
Federal Home Loan Bank Discount Note ..........................    5/5/97           2,000,000          1,961,629
Federal Home Loan Mortgage Corp. Discount Note ................   1/17/97           5,300,000          5,287,727
Federal National Mortgage Association Discount Note ...........    1/7/97           2,000,000          1,998,267
Federal National Mortgage Association Discount Note ...........    6/5/97           3,000,000          2,933,608
Student Loan Marketing Association, 5.39% .....................  1/14/97*          11,700,000         11,700,000
Student Loan Marketing Association, 5.57% .....................   1/7/97*           8,000,000          8,011,851
                                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $42,832,992) ......................................    42,832,992
                                                                                                    ------------
TOTAL INVESTMENTS - 100.2% (cost $47,135,992)** ..................................................    47,135,992
                                                                                                    ------------
OTHER ASSETS AND LIABILITIES - (0.2%)

Cash .............................................................................................           907
Interest receivable and other assets .............................................................       192,294
Dividend payable .................................................................................      (206,724)
Management fee payable (note 4) ..................................................................        (8,882)
Accrued expenses (note 4) ........................................................................       (83,992)
                                                                                                    ------------
                                                                                                        (106,397)
                                                                                                    ------------
NET ASSETS - 100.0%
Applicable to 47,029,595 shares of $.001 par value Capital Stock outstanding;
   5,000,000,000 shares authorized (note 5) ......................................................  $ 47,029,595
                                                                                                    ============
NET ASSET VALUE PER SHARE ........................................................................     $1.00
                                                                                                        =====

*  Date of next interest rate change.
** Cost for federal income tax purposes.
See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                 CASH PORTFOLIO

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 --------       -------------       ------------
CERTIFICATES OF DEPOSIT -- 3.7%
Societe Generale, 5.37% (cost $10,000,000) ....................   1/22/97       $  10,000,000       $ 10,000,000
                                                                                                    ------------
COMMERCIAL PAPER -- 62.3%
American Express Credit Corp. .................................    1/7/97          12,000,000         11,989,400
AVCO Financial Services Inc. ..................................   1/21/97          11,000,000         10,967,550
Barclays U.S. Funding Corp. ...................................   1/15/97          12,000,000         11,974,193
Beneficial Corp. ..............................................   9/25/97           5,000,000          4,803,458
Centric Funding Corp. .........................................   1/13/97          10,000,000          9,981,833
Ciesco L.P. ...................................................    1/3/97          15,000,000         14,995,521
CIT Group Holdings, Inc. ......................................   1/23/97          10,000,000          9,967,428
Commerzbank AG ................................................   2/28/97          10,000,000          9,914,772
Dresdner U.S. Finance, Inc. ...................................    1/7/97          10,000,000          9,990,933
General Electric Credit Corp. .................................   1/28/97          10,000,000          9,960,100
Household Finance Corp. .......................................   1/15/97          12,000,000         11,975,173
New Center Asset Trust ........................................   1/14/97          13,000,000         12,974,650
Norfolk Southern Corp. ........................................    1/6/97          10,000,000          9,992,653
Rabobank Nederland N.V. .......................................    1/7/97           8,000,000          7,992,800
Rabobank Nederland N.V. .......................................    6/9/97           5,000,000          4,883,621
Receivables Capital Corp. .....................................    1/8/97           7,252,000          7,244,273
Republic New York Corp. .......................................   1/15/97          10,000,000          9,979,078
                                                                                                    ------------
TOTAL COMMERCIAL PAPER (cost $169,587,436) .......................................................   169,587,436
                                                                                                    ------------
REPURCHASE AGREEMENTS -- 2.2%
State Street Bank dated 12/31/96 at 6.0%
   (proceeds at maturity $5,987,995)
   collateralized by $5,645,000 U.S. Treasury
   Bond, 7.125%, 2/15/23 (cost $5,986,000) (note 3) ...........   1/2/97            5,986,000          5,986,000
                                                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.3%
Federal National Mortgage Association, 5.18% ..................  3/14/97*          15,000,000         15,000,000
Student Loan Marketing Association, 5.39% .....................  1/14/97*          14,000,000         14,000,000
Student Loan Marketing Association, 5.57% .....................   1/7/97*          10,000,000         10,014,813
                                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $39,014,813) ......................................    39,014,813
                                                                                                    ------------

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                           CASH PORTFOLIO (CONTINUED)

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 --------       -------------       ------------
NOTES -- 16.7%
Bank of America, 5.49% ........................................    5/7/97       $  11,000,000       $ 11,000,000
Bank of America Illinois, 5.7% ................................   5/28/97           2,500,000          2,498,921
Fifth Third Bank, 5.36% .......................................    1/8/97          10,000,000         10,000,009
FCC National Bank, 5.5% .......................................   4/25/97          12,000,000         12,003,470
Pittsburgh National Bank, 5.275% ..............................    1/1/97*         10,000,000          9,995,126
                                                                                                   -------------
TOTAL NOTES (cost $45,497,526) ..................................................................     45,497,526
                                                                                                   -------------
TOTAL INVESTMENTS -- 99.2% (cost $270,085,775)** ................................................    270,085,775
                                                                                                   -------------
OTHER ASSETS AND LIABILITIES -- 0.8%
Cash ............................................................................................            146
Receivable for Portfolio shares sold ............................................................      2,843,195
Interest receivable and other assets ............................................................        779,143
Dividend payable ................................................................................     (1,359,898)
Payable for Portfolio shares redeemed ...........................................................         (1,144)
Management fee payable (note 4) .................................................................        (39,584)
Accrued expenses (note 4) .......................................................................       (137,799)
                                                                                                   -------------
                                                                                                       2,084,059
                                                                                                   -------------
NET ASSETS -- 100.0%
Applicable to 272,169,834 shares of $.001 par value Capital Stock outstanding;
   5,000,000,000 shares authorized (note 5) .....................................................  $ 272,169,834
                                                                                                   =============
NET ASSET VALUE PER SHARE .......................................................................       $1.00
                                                                                                        =====

*  Date of next interest rate change.

** Cost for federal income tax purposes.

See notes to financial statements

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                               TAX-FREE PORTFOLIO

CREDIT                                                                                    PRINCIPAL       VALUE
RATING*    SHORT-TERM MUNICIPAL SECURITIES -- 99.8%                                         AMOUNT      (NOTE 2a)
-------                                                                                  ------------  ------------
           ALASKA
A-1+       Alaska Housing Finance Corp., General Mortgage Revenue, Series 1991-A,
              VRDN, 4.3%, 6/1/26 ......................................................  $  3,000,000  $  3,000,000
MIG-1      Valdez, Alaska, Marine Terminal ARCO Transportation Alaska Inc. Project,
              Series 1994A,  TECP, 3.4%, 3/11/97 ......................................     3,000,000     3,000,000
                                                                                                       ------------
                  TOTAL ALASKA ........................................................                   6,000,000
                                                                                                       ------------
           ARIZONA
A-1        Apache County, Arizona, Industrial Development Revenue, Tucson Electric
              Co., Springerville Project, VRDN, 4.10%, 12/15/18 .......................     2,500,000     2,500,000
A-1+       Apache County, Arizona, Industrial Development Revenue, Tucson Electric
              Co., Springerville Project, Series 1985 A, VRDN, 4.10%, 12/1/20 .........       500,000       500,000
A-1+       Pima County, Arizona, Industrial Development Authority, Tucson Electric
              Power Co., Series 1982 A, VRDN, 4.10%, 7/1/22 ...........................     1,900,000     1,900,000
                                                                                                       ------------
                  TOTAL ARIZONA .......................................................                   4,900,000
                                                                                                       ------------
           CALIFORNIA
P-1        California State General Obligation, TECP, Series 1996, 3.55%, 1/14/97 .....     1,750,000     1,750,000
SP-1+      California State General Obligation, RAN, Series 1996, 4.5%, 6/30/97 .......     1,000,000     1,002,513
SS&C       City of Riverside, California, Countrywood Apartments, Multi-Family
              Revenue, Series 1985D, Weekly Demand Bonds, 4.125%, 5/1/05 ..............     1,500,000     1,500,000
A-1        Lancaster, California, Willows Project Series, Weekly Demand Bonds,
              4.15%, 2/1/05 ...........................................................     1,000,000     1,000,000
MIG-1      Los Angeles County California, TRAN, 4.5%, 6/30/97 .........................     3,000,000     3,010,206
                                                                                                       ------------
                  TOTAL CALIFORNIA ....................................................                   8,262,719
                                                                                                       ------------
           COLORADO
A-1+       Clear Creek County, Colorado, Colorado Counties Financing Program,
              Series 1988, VRDN, 4.05%, 6/1/98 ........................................       205,000       205,000
A-1+       Regional Transportation District, Colorado, Special Passenger Fare
              Revenue Bond, Series 1989 A, VRDN, 4%, 6/1/99 ...........................     2,500,000     2,500,000
                                                                                                       ------------
                  TOTAL COLORADO ......................................................                   2,705,000
                                                                                                       ------------

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                         TAX-FREE PORTFOLIO (CONTINUED)

CREDIT                                                                                     PRINCIPAL      VALUE
RATING*                                                                                     AMOUNT      (NOTE 2a)
-------                                                                                  ------------  ------------
           CONNECTICUT
AAA        Hartford Redevelopment Agency, VRDN, 3.85%, 6/1/20 .........................  $  2,000,000  $  2,000,000
                                                                                                       ------------
           FLORIDA
A-1+       Orlando, Florida, Wastewater System Revenues, Series 1990 A, TECP,
              3.6%, 2/25/97 ...........................................................     1,000,000     1,000,000
A-1        Sarasota County, Florida, Public Hospital District, Sarasota Memorial
              Hospital, Series 1993A, TECP, 3.7%, 2/18/97 .............................     2,500,000     2,500,000
MIG-1      University of Northern Florida, Capital Improvement Revenue, VRDN,
              4.05%, 11/1/24 ..........................................................     2,000,000     2,000,000
                                                                                                       ------------
                  TOTAL FLORIDA .......................................................                   5,500,000
                                                                                                       ------------
           GEORGIA
A-1+       Burke County, Georgia, Pollution Control Revenue, Ogelthorpe Power,
              Vogtle Project, Series 1994-A, VRDN, FGIC Insured, 4%, 1/1/19 ...........     1,000,000     1,000,000
A-1+       DeKalb Private Hospital Authority, Egleston Children's Hospital at Emory
              University, Series 1994 B, VRDN, 4.15%, 3/1/24 ..........................     1,400,000     1,400,000
                                                                                                       ------------
                  TOTAL GEORGIA .......................................................                   2,400,000
                                                                                                       ------------
           ILLINOIS
MIG-1      Illinois Educational Facilities Authority, University Pooled Finance
              Program, VRDN, FGIC Insured, 4.25%, 12/1/05 .............................     1,810,000     1,810,000
                                                                                                       ------------
           KENTUCKY
MIG-1      Mayfield, Kentucky, Multi-City Lease Revenue, Kentucky League of Cities
              Funding Trust, VRDN, Series 1996, 4.3%, 7/1/26 ..........................     1,000,000     1,000,000
                                                                                                       ------------
           LOUISIANA
MIG-1      Louisiana Public Facilities Authority, Hospital Revenue, Willis Knighton
              Medical Center, VRDN, AMBAC Insured, 4.2%, 9/1/25 .......................     3,000,000     3,000,000
                                                                                                       ------------
           MARYLAND
A-1        Anne Arundel County, Maryland, Baltimore Electric & Gas Company, TECP,
              3.6%, 3/5/97 ............................................................     1,200,000     1,200,000
                                                                                                       ------------
           MASSACHUSETTS
SP-1       Massachusetts Bay Transportation Authority, Series B, 4.75%, 9/5/97 ........     1,000,000     1,005,204
                                                                                                       ------------
           MINNESOTA
A-1+       Regents of the University of Minnesota, Series 1996 A, TECP, 3.6%,
              2/10/97 .................................................................     1,000,000     1,000,000
                                                                                                       ------------
           MISSOURI
SP-1+      Missouri HEFA School District, Advance Funding Notes, Series 1996 C,
              Kansas City School District, 4.5%, 9/8/97 ...............................     1,000,000     1,003,959
                                                                                                       ------------

See notes to financial statements.

CREDIT                                                                                     PRINCIPAL      VALUE
RATING*                                                                                     AMOUNT      (NOTE 2a)
-------                                                                                  ------------  ------------
           MONTANA
MIG-1      Montana State General Obligation, Unlimited, TRAN, Series 1996, 4.5%,
              6/27/97 .................................................................  $  2,000,000  $  2,007,806
                                                                                                       ------------
           NEW MEXICO
A-1+       Albuquerque, New Mexico, Gross Receipts/Lodgers Tax, Series 1991, VRDN,
              4.10%, 7/1/22 ...........................................................     2,000,000     2,000,000
P-1        Farmington, New Mexico, Pollution Control Revenue, Arizona Public
              Service Co., Series 1994 B, VRDN, 5%, 9/1/24 ............................       570,000       570,000
                                                                                                       ------------
                  TOTAL NEW MEXICO ....................................................                   2,570,000
                                                                                                       ------------
           NEW YORK
MIG-1      New York City, New York, General Obligation, Series A-4, VRDN,
              5%, 8/1/22 ..............................................................     3,000,000     3,000,000
A-1+       New York City, New York, General Obligation, Series 1994 H-3, TECP, FSA
              Insured, 3.5%,  2/11/97 .................................................       600,000       600,000
                                                                                                       ------------
                  TOTAL NEW YORK ......................................................                   3,600,000
                                                                                                       ------------
           NORTH CAROLINA
MIG-1      North Carolina Medical Care Commission, Carol Woods Project, VRDN,
              5%, 4/1/21 ..............................................................       300,000       300,000
A-1+       North Carolina Municipal Power Agency #1, Catawaba Project, Series
              1996A, TECP, 3.55%, 2/20/97 .............................................     2,000,000     2,000,000
                                                                                                       ------------
                  TOTAL NORTH CAROLINA ................................................                   2,300,000
                                                                                                       ------------
           OHIO
MIG-1      Cuyahoga County, Ohio, Health & Education, University Hospital of
              Cleveland, VRDN, 5%, 1/1/16 .............................................     2,300,000     2,300,000
A-1+       Ohio State University Revenue, General Receipts Bonds, VRDN,
              Series 1986 B, 4.05%, 12/1/06 ...........................................     1,600,000     1,600,000
                                                                                                       ------------
                  TOTAL OHIO ..........................................................                   3,900,000
                                                                                                       ------------
           OREGON
MIG-1      Oregon General Obligation, Series 1973-G, VRDN, 4%, 12/1/18 ................     1,900,000     1,900,000
                                                                                                       ------------
           PENNSYLVANIA
SS&C       Elk County, Pennsylvania, Industrial Development Authority, VRDN,
              3.795%, 3/1/04 ..........................................................     1,000,000     1,000,000
A-1+       Emmaus, General Authority Pennsylvania, Local Government, VRDN,
              4.15%, 3/1/24 ...........................................................     1,000,000     1,000,000
A-1        Emmaus, Pennsylvania, General Authority, Local Government Revenue Bond
              Pool Program, 1989 Series G-5, VRDN, 4.20%, 3/1/24 ......................     1,200,000     1,200,000
A-1+       Emmaus, Pennsylvania, General Authority, Local Government Revenue Bond
              Pool Program, Series 1989 G, VRDN, 4.15%, 3/1/24 ........................     1,500,000     1,500,000
MIG-1      Philadelphia, Pennsylvania, TRAN, 4.5%, 6/30/97 ............................     1,000,000     1,002,606


See notes to financial statements.

SCUDDER INTUTIONAL FUND, INC.
STATEMENT NET ASSETS
DECEMBER 31, 1996

                         TAX-FREE PORTFOLIO (CONTINUED)

CREDIT                                                                                     PRINCIPAL      VALUE
RATING*                                                                                     AMOUNT      (NOTE 2a)
-------                                                                                  ------------  ------------
SP-1       Philadelphia, Pennsylvania, School District, TRAN, Series 1996-1997,
              4.5%, 6/30/97 ...........................................................  $  2,000,000  $  2,004,748
                                                                                                       ------------
                  TOTAL PENNSYLVANIA ..................................................                   7,707,354
                                                                                                       ------------
           SOUTH CAROLINA
MIG-1      South Carolina Jobs-Economic Development Authority, Franciscan Sisters
              of the Poor, St. Francis Hospital, VRDN, 4.95%, 7/1/22 ..................     1,900,000     1,900,000
                                                                                                       ------------
           TENNESSEE
MIG-1      Clarksville, Tennessee, Public Building Authority, Pooled Financing,
              Series 1990, VRDN, MBIA Insured, 4.0%, 7/1/13 ...........................     2,785,000     2,785,000
MIG-1      Franklin, Tennessee, Industrial Development Revenue, Franklin Oaks
              Apartments, VRDN, 4.25%, 12/1/07 ........................................     2,000,000     2,000,000
A-1+       Metropolitan Nashville Airport Authority, Tennessee, VRDN, 4.95%,
              10/1/12 .................................................................       900,000       900,000
                                                                                                       ------------
                  TOTAL TENNESSEE .....................................................                   5,685,000
                                                                                                       ------------
           TEXAS
P-1        Angelina & Neches River Authority, Solid Waste Disposal, VRDN, Series
              1984 B, 5%, 5/1/14 ......................................................     1,000,000     1,000,000
MIG-1      Angelina & Neches River Authority, IDC, Solid Waste Disposal, Series
              1984 D, VRDN, 5%, 5/1/14 ................................................       900,000       900,000
A-1+       Austin, Texas, Utility Systems Revenue, TECP, 3.4%, 3/18/97 ................     3,000,000     3,000,000
P-1        Grapevine, Texas, Industrial Development Authority Corp., VRDN, 4.95%,
              12/1/24 .................................................................       300,000       300,000
A-1+       Harris County Children's Hospital, VRDN, 4.0%, 8/1/20 ......................     1,000,000     1,000,000
MIG-1      Harris County, Texas, TAN, Series 1996, 4.5%, 2/28/97 ......................     1,000,000     1,001,150
MIG-1      Lone Star, Texas, Airport Improvement Authority, Series A-4, VRDN,
              4.95%, 12/1/14 ..........................................................       400,000       400,000
A-1+       San Antonio, Texas, Electric & Gas City Public Services, Series 1995 A,
              TECP, 3.5%, 1/28/97 .....................................................     3,000,000     3,000,000
P-1        San Antonio, Texas, Electric & Gas City Public Services, Series 1988 A,
              TECP, 3.45%, 3/10/97 ....................................................     1,500,000     1,500,000
A-1+       San Antonio, Texas, Water System Revenue, Series 1995, TECP, 3.6%,
              2/7/97 ..................................................................     1,500,000     1,500,000
MIG-1      Texas, TRAN, Series 1996, 4.75%, 8/29/97 ...................................     1,000,000     1,005,202
SP-1+      Texas, TRAN, Series 1996, 4.75%, 8/29/97 ...................................     3,000,000     3,015,620
                                                                                                       ------------
                  TOTAL TEXAS .........................................................                  17,621,972
                                                                                                       ------------

See notes to financial statements.

CREDIT                                                                                     PRINCIPAL      VALUE
RATING*                                                                                     AMOUNT      (NOTE 2a)
-------                                                                                  ------------  ------------
           VERMONT
SS&C       Vermont Industrial Development Authority, Mount Snow, Limited
              Series 1904, VRDN, 3.795%, 4/1/99 .......................................  $    630,000  $    630,000
MIG-1      Vermont Student Assistance Corporation, VRDN, 3.65%, 1/1/04 ................     2,700,000     2,700,000
                                                                                                       ------------
                  TOTAL VERMONT .......................................................                   3,330,000
                                                                                                       ------------
           WASHINGTON
A-1+       State of Washington, Various Purpose General Obligation, Series 96B,
              VRDN, 4%, 6/1/20 ........................................................     2,400,000     2,400,000
MIG-1      Washington Healthcare Facilities Authority Revenue, Fred Hutchinson
              Cancer Center, VRDN, Series 1996, 5.25%, 1/1/23 .........................       300,000       300,000
A-1        Washington Public Power Supply System, Nuclear Project #1, 1993
              Series 1A-1, VRDN, 4.10%, 7/1/17 ........................................     4,800,000     4,800,000
MIG-1      Washington Public Power Supply System, Projects #1 and #3, Refunding
              Revenue, Series 1993-1A1, VRDN, 4.10%, 7/1/18 ...........................     1,475,000     1,475,000
                                                                                                       ------------
                  TOTAL WASHINGTON ....................................................                   8,975,000
                                                                                                       ------------
           WISCONSIN
AAA        Wausau, Wisconsin, Pollution Control Revenue, Minnesota Mining and
              Manufacturing, Series 1982, VRDN, 4.22%, 8/1/17 .........................       500,000       500,000
                                                                                                       ------------
           TOTAL INVESTMENTS (Cost $103,784,014)** ....................................                 103,784,014
                                                                                                       ------------

OTHER ASSETS AND LIABILITIES -- 0.2%
Interest receivable and other assets ..................................................                     594,597
Receivable for investments sold .......................................................                     100,000
Due to custodian bank .................................................................                     (37,618)
Dividend payable ......................................................................                    (300,570)
Management fee payable (note 4) .......................................................                     (13,255)
Accrued expenses (note 4) .............................................................                    (103,055)
                                                                                                       ------------
                                                                                                            240,099
                                                                                                       ------------

NET ASSETS -- 100.0%
Applicable to 104,024,113 shares of $.001 par value Capital Stock outstanding;
   2,000,000,000 shares authorized (note 5) ...........................................                $104,024,113
                                                                                                       ============
NET ASSET VALUE PER SHARE .............................................................                    $1.00
                                                                                                           =====

** Cost for federal income tax purposes.

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996
TAX-FREE PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
* CREDIT RATINGS (UNAUDITED) SHOWN ARE EITHER BY MOODY'S INVESTORS SERVICE, INC., STANDARD & POOR'S CORPORATION OR SCUDDER:

MOODY'S        STANDARD & POOR'S

P-1            A-1/A-1+          Commercial paper of the highest quality.

MIG-1/MIG-1+   SP-1/SP-1+        Short-term tax-exempt instrument of the best
                                 quality with strong protection.

VMIG-1 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.

ABBREVIATIONS USED IN THE STATEMENT:

TECP        Tax Exempt Commercial Paper

TAN         Tax Anticipation Note

SS&C These securities are not rated by either Moody's or Standard & Poor's. Scudder has determined that these securities are of comparable quality to rated acceptable notes on a cash flow basis and are of appropriate credit for the standards required by the Fund's investment objective.

VRDN        Variable Rate Demand Note

TRAN        Tax Revenue Anticipation Note

RAN         Revenue Anticipation Note

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996


                                                                    GOVERNMENT       CASH       TAX-FREE
                                                                     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                  ------------ ------------- ------------
INVESTMENT INCOME:
Interest Income ...............................................   $  3,458,695 $  15,518,054 $  3,518,859
                                                                  ------------ ------------- ------------

EXPENSES (note 2c):
Management fee (note 4) .......................................         96,302       430,252      149,789
Shareholder services (note 4) .................................         27,640        26,666       24,808
Directors' fees and expenses (note 4) .........................          9,389        12,530       10,324
Custodian and accounting fees (note 4) ........................         44,726        69,392       61,584
Professional services .........................................          7,906        43,360       14,166
Reports to shareholders .......................................          1,900         6,096        8,192
Registration fees .............................................          2,839         3,604        3,114
Miscellaneous .................................................         12,739        15,342        5,346
                                                                  ------------ ------------- ------------
   Net expenses ...............................................        203,441       607,242      277,323
                                                                  ------------ ------------- ------------
NET INVESTMENT INCOME AND INCREASE IN NET
   ASSETS FROM OPERATIONS .....................................   $  3,255,254 $  14,910,812 $  3,241,536
                                                                  ============ ============= ============

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                 GOVERNMENT PORTFOLIO
                                           -------------------------------
                                                1996              1995
                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income and increase in
      net assets from operations ......... $    3,255,254   $    3,796,930
   Dividends (notes 2b and 2d) ...........     (3,255,254)      (3,796,930)
                                           --------------   --------------
                                                       --               --
                                           --------------   --------------
CAPITAL STOCK TRANSACTIONS (note 5):
   Proceeds from sales of shares .........    264,453,259      432,240,116
   Net asset value of shares issued in
      reinvestment of dividends ..........        974,278        1,131,510
                                           --------------   --------------
                                              265,427,537      433,371,626
   Cost of shares redeemed ...............   (298,316,303)    (471,317,385)
                                           --------------   --------------
   Increase (decrease) in net assets
      from capital stock transactions ....    (32,888,766)     (37,945,759)
                                           --------------   --------------
Total increase (decrease) in net assets ..    (32,888,766)     (37,945,759)

NET ASSETS:
   Beginning of period ...................     79,918,361      117,864,120
                                           --------------   --------------
   End of period ......................... $   47,029,595       79,918,361
                                           ==============       ==========

See notes to financial statements.

                                                    CASH PORTFOLIO                   TAX-FREE PORTFOLIO
                                           -------------------------------    -------------------------------
                                                1996              1995             1996              1995
                                           --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income and increase in
      net assets from operations ......... $   14,910,812   $   18,218,019    $    3,241,536  $     3,440,240
   Dividends (notes 2b and 2d) ...........    (14,910,812)     (18,218,019)       (3,241,536)      (3,440,240)
                                           --------------   --------------    --------------  ---------------
                                                       --               --                --               --
                                           --------------   --------------    --------------  ---------------
Capital Stock Transactions (note 5):
   Proceeds from sales of shares .........    752,470,938      924,578,235       323,081,752      522,266,284
   Net asset value of shares issued in
      reinvestment of dividends ..........      4,463,405        6,908,170           390,286          907,361
                                           --------------   --------------    --------------  ---------------
                                              756,934,343      931,486,405       323,472,038      523,173,645
   Cost of shares redeemed ...............   (734,192,638)    (953,063,076)     (298,497,238)    (611,981,728)
                                           --------------   --------------    --------------  ---------------
   Increase (decrease) in net assets
      from capital stock transactions ....     22,741,705      (21,576,671)       24,974,800      (88,808,083)
                                           --------------   --------------    --------------  ---------------
Total increase (decrease) in net assets ..     22,741,705      (21,576,671)       24,974,800      (88,808,083)

NET ASSETS:
   Beginning of period ...................    249,428,129      271,004,800        79,049,313      167,857,396
                                           --------------   --------------    --------------  ---------------
   End of period ......................... $  272,169,834   $  249,428,129    $  104,024,113  $    79,049,313
                                           ==============   ==============    ==============  ===============

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
FINANCIAL HIGHLIGHTS
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                                   RATIO OF     RATIO OF NET
                                                                                   OPERATING     INVESTMENT
                                 NET ASSET                      NET ASSET          EXPENSES        INCOME     NET ASSETS
                                 VALUE, AT     NET              VALUE, AT          TO AVERAGE    TO AVERAGE    END OF
                                 BEGINNING INVESTMENT DIVIDENDS    END     TOTAL     DAILY         DAILY      PERIOD
            PERIOD               OF PERIOD   INCOME     PAID    OF PERIOD  RETURN   NET ASSETS   NET ASSETS  (MILLIONS)
---------------------------      --------- ---------- --------- ---------  ------  -----------  ------------ -----------
GOVERNMENT PORTFOLIO
   Year ended 12/31/96 ........   $ 1.00     $ .051   $ (.051)  $  1.00    5.17%      0.32%         5.06%       $47
   Year ended 12/31/95 ........     1.00       .055     (.055)     1.00    5.60       0.39          5.46         80
   Year ended 12/31/94 ........     1.00       .040     (.040)     1.00    4.09       0.28          3.89        118
   Year ended 12/31/93 ........     1.00       .030     (.030)     1.00    3.01       0.26          2.97        196
   Year ended 12/31/92 ........     1.00       .037     (.037)     1.00    3.74       0.24          3.69        247

CASH PORTFOLIO
   Year ended 12/31/96 ........     1.00       .052     (.052)     1.00    5.33       0.21          5.21        272
   Year ended 12/31/95 ........     1.00       .057     (.057)     1.00    5.88       0.25          5.73        249
   Year ended 12/31/94 ........     1.00       .041     (.041)     1.00    4.13       0.24          3.94        271
   Year ended 12/31/93 ........     1.00       .031     (.031)     1.00    3.16       0.22          3.12        468
   Year ended 12/31/92 ........     1.00       .038     (.038)     1.00    3.88       0.25          3.66        662

TAX-FREE PORTFOLIO
   Year ended 12/31/96 ........     1.00       .032     (.032)     1.00    3.29       0.28          3.25        104
   Year ended 12/31/95 ........     1.00       .036     (.036)     1.00    3.69       0.35          3.61         79
   Year ended 12/31/94(a)(b) ..     1.00       .027     (.027)     1.00    2.74       0.27          2.73        168
   Year ended 12/31/93 ........     1.00       .023     (.023)     1.00    2.32       0.29          2.30        125
   Year ended 12/31/92 ........     1.00       .029     (.029)     1.00    2.92       0.31          2.82         96

(a) The annualized operating expense ratio including expenses, reimbursed management fee, and other expenses not imposed would have been 0.29% for the year ended December 31, 1994 for the Tax-Free Portfolio.

(b) Total returns are higher, for the period indicated, due to the maintenance of the Portfolio's expenses.

SCUDDER INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Scudder Institutional Fund, Inc. (the "Fund") is an open-end diversified management investment company which currently has three active money market investment portfolios: the Government Portfolio, Cash Portfolio and Tax-Free Portfolio (collectively the "Portfolios"). The Federal Portfolio ceased operations on September 30, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies followed by the Fund are:

     (a) Security Valuation-Each of the Portfolios values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant rate of amortization to maturity of any premium or discount. This method results in a value approximating market.

     (b) Federal Income Taxes-The Fund intends to qualify each Portfolio as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all of its taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

     (c) Allocation of Expenses-Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

     (d) Dividends-Dividends from net investment income are declared each business day to shareholders of record that day and paid on the first business day of the following month.

     (e) Other-Investment transactions are recorded on trade date. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

3. REPURCHASE AGREEMENTS

     It is the Fund's policy to obtain possession, through its custodian, of the securities underlying each repurchase agreement to which it is a party, either through physical delivery or book entry transfer in the Federal Reserve System or Participants Trust Company. Payment by the Fund in respect of a repurchase agreement is authorized only when proper delivery of the underlying securities is made to the Fund's custodian. The Fund's investment manager values such underlying securities each business day using quotations obtained from a reputable, independent source. If the Fund's investment manager determines that the value of such underlying securities (including accrued interest thereon) does not at least equal the value of each repurchase agreement (including accrued interest thereon) to which such securities are subject, the investment manager will ask for additional securities to be delivered to the Fund's custodian. In connection with each repurchase agreement transaction, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment advisory agreements between Scudder, Stevens & Clark, Inc. ("Scudder"), the Fund's investment manager, and the Fund on behalf of each Portfolio provide for a management fee payable each month, based upon the average daily value of each Portfolio's net assets, at annual rates of 0.15%.

     Scudder Service Corporation ("SSC"), a subsidiary of Scudder, is the Portfolio's shareholders service, transfer and dividend disbursing agent. For the year ended December 31, 1996, the amount charged to each of the Portfolios by SSC was $23,477, of which $2,292, remains unpaid.

SCUDDER INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Portfolios. For the year ended December 31, 1996, the amount charged to the Portfolios by SFAC was $30,000 for the Government Portfolio, $42,445 for the Cash Portfolio, and $30,340 for the Tax-Free Portfolio, of which $2,500, $3,669, and $2,500, respectively, remain unpaid at December 31, 1996.

     The Fund has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to all active Portfolios comprising the Fund aggregates $189,254 an applicable portion of which is included in accrued expenses of each of the Portfolios.

5. CAPITAL STOCK

     At December 31, 1996, the Fund had 25,000,000,000 shares of $.001 par value capital stock authorized, of which 5,000,000,000 shares each have been designated for the Government Portfolio and Cash Portfolio, and 2,000,000,000 shares have been designated for the Tax-Free Portfolio. Net paid in capital in excess of par value was $46,982,565 for the Government Portfolio, $271,897,664 for the Cash Portfolio and $103,920,089 for the Tax-Free Portfolio. At December 31, 1996, one holder of record of the Government Portfolio held approximately 99% of the outstanding shares; one holder of the Cash Portfolio held approximately 75% of the outstanding shares; and one holder of the Tax-Free Portfolio held approximately 79% of the outstanding shares.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of SCUDDER INSTITUTIONAL FUND, INC.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Government Portfolio, Institutional Cash Portfolio, and Institutional Tax-Free Portfolio (each a separate Portfolio of Scudder Institutional Fund, Inc., hereafter referred to as the "Fund") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
February 19, 1997

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF 1996 DIVIDENDS (UNAUDITED)

     The total amount of dividends declared in 1996 by both the Government Portfolio and Cash Portfolio of Scudder Institutional Fund, Inc. is taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

     All of the dividends from the Tax-Free Portfolio declared in 1996 are exempt from Federal income tax. However, in accordance with the Internal Revenue Code, you are required to report them on your 1996 Federal income tax return.

     Although dividend income from the Tax-Free Portfolio is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

--------------------------------------------------------------------------------

                       Institutional Government Portfolio

                          Institutional Cash Portfolio

                        Institutional Tax-Free Portfolio

                    345 Park Avenue, New York, New York 10154
                                 (800) 854-8525

Investment Manager
Scudder, Stevens & Clark, Inc.
345 Park Avenue
New York, New York 10154

Distributor
Scudder Investor Services, Inc.
Two International Place
Boston, Massachusetts 02110

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Fund Accounting Agent
Scudder Fund Accounting Corporation
Two International Place
Boston, Massachusetts 02110

Transfer Agent and
Dividend Disbursing Agent
Scudder Service Corporation
P.O. Box 9242
Boston, Massachusetts 02205

Legal Counsel
Sullivan & Cromwell
New York, New York

--------------------------------------------------------------------------------

The Portfolios are neither insured nor guaranteed by the U.S. Government. Each Portfolio intends to maintain a net asset value per share of $1.00 but there is no assurance that it will be able to do so.

This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.





                       INSTITUTIONAL GOVERNMENT PORTFOLIO

                          INSTITUTIONAL CASH PORTFOLIO

                        INSTITUTIONAL TAX-FREE PORTFOLIO


                                 ANNUAL REPORT

                               DECEMBER 31, 1996